Capital Management and Risk Policies - Summary of Maximum Exposure to Credit Risk on Assests (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance		$ 2,656,347	$ 1,485,036
Gross carrying amount [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		3,267,914
Gross carrying amount [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		1,425,261
Retail [member] | Gross carrying amount [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	$ 118,054,200	153,253,607	169,089,210
Retail [member] | Gross carrying amount [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	108,276,146	139,233,133	157,296,668
Retail [member] | Gross carrying amount [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	3,402,141	5,262,414	5,279,544
Retail [member] | Gross carrying amount [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,291,034	2,343,360	1,749,691
Retail [member] | Gross carrying amount [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	803,228	1,213,539	754,043
Retail [member] | Gross carrying amount [member] | Default [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	4,281,651	5,201,161	4,009,264
Retail [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	80,129,110	126,670,979
Retail [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	78,566,753	123,255,338
Retail [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,562,357	3,415,641
Retail [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0
Retail [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	32,107,707	21,381,467
Retail [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	28,797,042	15,977,795
Retail [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,520,196	1,846,773
Retail [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,262,208	2,343,360
Retail [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	528,261	1,213,539
Retail [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	5,817,383	5,201,161
Retail [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	912,351
Retail [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	185,361
Retail [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	163,053
Retail [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	274,967
Retail [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Default [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	4,281,651	5,201,161
Retail [member] | Net Carrying amount [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	107,551,040	141,750,809	163,417,511
Loss allowance	10,503,160	11,502,798	5,671,699
Retail [member] | Net Carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	76,078,867	122,670,634
Loss allowance	4,050,243	4,000,345
Retail [member] | Net Carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	30,231,269	17,816,376
Loss allowance	1,876,438	3,565,091
Retail [member] | Net Carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,240,904	1,263,799
Loss allowance	4,576,479	3,937,362
Retail Like Portfolio [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	3,014,016	2,656,347	1,485,036	$ 952,543
Retail Like Portfolio [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	39,810,250	52,871,875
Loss allowance	3,014,016	2,656,347
Retail Like Portfolio [member] | Stage 1 [member] | 12-month ECL [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	352,917	410,651	341,135	88,123
Retail Like Portfolio [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	33,997,060
Loss allowance	352,917
Retail Like Portfolio [member] | Stage 2 [member] | Lifetime ECL [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	146,516	430,926	195,413	291,080
Retail Like Portfolio [member] | Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	5,016,097
Loss allowance	146,516
Retail Like Portfolio [member] | Stage 3 [member] | Lifetime ECL [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	2,514,583	1,814,770	948,488	573,340
Retail Like Portfolio [member] | Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	797,093
Loss allowance	2,514,583
Retail Like Portfolio [member] | Gross carrying amount [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	42,824,266	55,528,222	49,760,218
Retail Like Portfolio [member] | Gross carrying amount [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	37,837,958	49,804,857	47,071,424
Retail Like Portfolio [member] | Gross carrying amount [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,004,944	2,037,768	1,093,756
Retail Like Portfolio [member] | Gross carrying amount [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	224,097	517,274	210,169
Retail Like Portfolio [member] | Gross carrying amount [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	319,985	402,899	150,521
Retail Like Portfolio [member] | Gross carrying amount [member] | Default [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,437,282	2,765,424	1,234,348
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	34,349,977	46,365,462
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	33,043,232	45,031,870
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,306,745	1,333,592
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	5,162,613	6,397,336
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	4,297,615	4,772,987
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	532,729	704,176
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	159,963	517,274
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	172,306	402,899
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	3,311,676	2,765,424
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	497,111
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Default [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,437,282	2,765,424
Retail Like Portfolio [member] | Net Carrying amount [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		52,871,875	48,275,182
Retail Like Portfolio [member] | Net Carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		45,954,811
Loss allowance		410,651
Retail Like Portfolio [member] | Net Carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		5,966,410
Loss allowance		430,926
Retail Like Portfolio [member] | Net Carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		950,654
Loss allowance		1,814,770
Retail Like Portfolio [member] | Net Carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	165,470
Retail Like Portfolio [member] | Net Carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	64,134
Retail Like Portfolio [member] | Net Carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	147,679
Wholesale [member] | Gross carrying amount [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	217,050,408	218,262,844	202,022,624
Wholesale [member] | Gross carrying amount [member] | Default [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	4,876,548	3,869,637	1,243,106
Wholesale [member] | Gross carrying amount [member] | A [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	211,796,145	217,775,608	200,660,551
Wholesale [member] | Gross carrying amount [member] | B1 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	377,715	(3,382,401)	118,967
Wholesale [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	206,109,137	205,020,717
Wholesale [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | A [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	206,109,137	208,462,971
Wholesale [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | B1 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		(3,442,254)
Wholesale [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	6,064,723	9,364,163
Wholesale [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | A [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	5,687,008	9,304,310
Wholesale [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | B1 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	377,715	59,853
Wholesale [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	4,876,548	3,877,964
Wholesale [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Default [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	4,876,548	3,869,637
Wholesale [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | A [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		8,327
Wholesale [member] | Net Carrying amount [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	211,837,674	216,307,863	200,867,939
Loss allowance	5,212,734	1,954,981	1,154,685
Wholesale [member] | Net Carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	205,568,888	204,211,932
Loss allowance	540,249	808,785
Wholesale [member] | Net Carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	5,884,968	9,245,152
Loss allowance	179,755	119,011
Wholesale [member] | Net Carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	383,818	2,850,779
Loss allowance	4,492,730	1,027,185
Naranja [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	7,413,193	8,164,343	5,965,182	6,399,923
Naranja [member] | Stage 1 [member] | 12-month ECL [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	2,023,337	2,117,634	1,391,092	1,193,141
Naranja [member] | Stage 2 [member] | Lifetime ECL [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	704,146	2,834,539	1,954,069	2,409,363
Naranja [member] | Stage 3 [member] | Lifetime ECL [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	4,685,710	3,212,170	2,620,021	$ 2,797,419
Naranja [member] | Gross carrying amount [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	55,657,623	76,121,078	79,031,837
Naranja [member] | Gross carrying amount [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	45,425,600	60,818,990	66,755,543
Naranja [member] | Gross carrying amount [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,682,956	5,412,971	5,214,783
Naranja [member] | Gross carrying amount [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,293,171	2,618,147	1,735,857
Naranja [member] | Gross carrying amount [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	675,350	1,445,291	810,681
Naranja [member] | Gross carrying amount [member] | Default [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	5,580,546	5,825,679	4,514,973
Naranja [member] | Gross carrying amount [member] | Stage 1 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	47,066,866
Naranja [member] | Gross carrying amount [member] | Stage 1 [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	44,632,416
Naranja [member] | Gross carrying amount [member] | Stage 1 [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,434,450
Naranja [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		60,123,794
Naranja [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		56,167,414
Naranja [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		3,956,380
Naranja [member] | Gross carrying amount [member] | Stage 2 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,536,638
Naranja [member] | Gross carrying amount [member] | Stage 2 [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	532,061
Naranja [member] | Gross carrying amount [member] | Stage 2 [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	158,839
Naranja [member] | Gross carrying amount [member] | Stage 2 [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,216,694
Naranja [member] | Gross carrying amount [member] | Stage 2 [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	629,044
Naranja [member] | Gross carrying amount [member] | Stage 2 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		10,171,605
Naranja [member] | Gross carrying amount [member] | Stage 2 [member] | 12-month ECL [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		4,651,576
Naranja [member] | Gross carrying amount [member] | Stage 2 [member] | 12-month ECL [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		1,456,591
Naranja [member] | Gross carrying amount [member] | Stage 2 [member] | 12-month ECL [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		2,618,147
Naranja [member] | Gross carrying amount [member] | Stage 2 [member] | 12-month ECL [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		1,445,291
Naranja [member] | Gross carrying amount [member] | Stage 3 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	6,054,119
Naranja [member] | Gross carrying amount [member] | Stage 3 [member] | Default [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	5,580,546
Naranja [member] | Gross carrying amount [member] | Stage 3 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		5,825,679
Naranja [member] | Gross carrying amount [member] | Stage 3 [member] | 12-month ECL [member] | Default [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		5,825,679
Naranja [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	261,123
Naranja [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	89,667
Naranja [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	76,477
Naranja [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	46,306
Naranja [member] | Net Carrying amount [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	48,244,430	67,956,735	73,066,655
Loss allowance	7,413,193	8,164,343	$ 5,965,182
Naranja [member] | Net Carrying amount [member] | Stage 1 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	45,043,529
Loss allowance	2,023,337
Naranja [member] | Net Carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		58,006,160
Loss allowance		2,117,634
Naranja [member] | Net Carrying amount [member] | Stage 2 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,832,492
Loss allowance	704,146
Naranja [member] | Net Carrying amount [member] | Stage 2 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		7,337,066
Loss allowance		2,834,539
Naranja [member] | Net Carrying amount [member] | Stage 3 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,368,409
Loss allowance	$ 4,685,710
Naranja [member] | Net Carrying amount [member] | Stage 3 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		2,613,509
Loss allowance		$ 3,212,170